Earnings Per Share (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Earnings Per Share Reconciliation [Abstract]
Net earnings attributable to Mosaic	$ 2,514.6	$ 827.1	$ 2,350.2
Basic weighted average common shares outstanding	446.0	445.1	444.3
Common stock issuable upon vesting of restricted stock awards	0.4	0.3	0.5
Common stock equivalents	1.1	1.2	1.4
Diluted weighted average common shares outstanding	447.5	446.6	446.2
Net Earnings per share attributable to Mosaic- basic	$ 5.64	$ 1.86	$ 5.29
Net Earnings per share attributable to Mosaic- diluted	$ 5.62	$ 1.85	$ 5.27
Earnings Per Share Additional Disclosure [Abstract]
Shares subject to issuance upon exercise of stock options and restricted stock awards	0.4	0.4